Goodwill and Intangible Assets - Summary of Changes in Goodwill and Intangible Assets (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 64,464	₱ 64,335
Ending balance	64,421	64,464
Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	79,129	78,757
Additions during the year	229	366
Translation and other adjustments	(15)	6
Ending balance	79,343	79,129
Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(14,665)	(14,422)
Amortization during the year	270	240
Translation and other adjustments	(13)	3
Ending balance	(14,922)	(14,665)
Intangible Assets with Finite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,303
Ending balance	1,260	1,303
Intangible Assets with Finite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,314	14,942
Additions during the year	229	366
Translation and other adjustments	(15)	6
Ending balance	15,528	15,314
Intangible Assets with Finite Life [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(14,011)	(13,768)
Amortization during the year	270	240
Translation and other adjustments	(13)	3
Ending balance	(14,268)	(14,011)
Intangible assets other than goodwill [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,523
Ending balance	1,480	1,523
Intangible assets other than goodwill [member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	15,534	15,162
Additions during the year	229	366
Translation and other adjustments	(15)	6
Ending balance	15,748	15,534
Intangible assets other than goodwill [member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(14,011)	(13,768)
Amortization during the year	270	240
Translation and other adjustments	(13)	3
Ending balance	(14,268)	(14,011)
Goodwill [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	62,941
Ending balance	62,941	62,941
Goodwill [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	63,595	63,595
Ending balance	63,595	63,595
Goodwill [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(654)	(654)
Ending balance	(654)	(654)
Intangible Assets with Indefinite Life [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	220
Ending balance	220	220
Intangible Assets with Indefinite Life [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	220	220
Ending balance	220	220
Intangible Assets with Finite Life [Member] | Trademark [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	4,565	4,561
Translation and other adjustments	5	4
Ending balance	4,570	4,565
Intangible Assets with Finite Life [Member] | Trademark [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(4,565)	(4,561)
Translation and other adjustments	5	4
Ending balance	(4,570)	(4,565)
Intangible Assets with Finite Life [Member] | Franchise [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	566
Ending balance	₱ 379	₱ 566
Estimated useful lives (in years)	16 years	16 years
Remaining useful lives (in years)	2 years	3 years
Intangible Assets with Finite Life [Member] | Franchise [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 3,017	₱ 3,017
Ending balance	3,017	3,017
Intangible Assets with Finite Life [Member] | Franchise [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(2,451)	(2,265)
Amortization during the year	186	186
Translation and other adjustments	1
Ending balance	(2,638)	(2,451)
Intangible Assets with Finite Life [Member] | Licenses [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	135	135
Translation and other adjustments	(12)
Ending balance	123	135
Intangible Assets with Finite Life [Member] | Licenses [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(135)	(135)
Translation and other adjustments	(12)
Ending balance	(123)	₱ (135)
Intangible Assets with Finite Life [Member] | Customer List [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Ending balance	₱ 10
Estimated useful lives (in years)	6 years	6 years
Remaining useful lives (in years)	5 years
Intangible Assets with Finite Life [Member] | Customer List [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 4,703	₱ 4,703
Additions during the year	12
Translation and other adjustments	(8)
Ending balance	4,707	4,703
Intangible Assets with Finite Life [Member] | Customer List [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(4,703)	(4,703)
Amortization during the year	2
Translation and other adjustments	(8)
Ending balance	(4,697)	(4,703)
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	1,205	1,205
Ending balance	1,205	1,205
Intangible Assets with Finite Life [Member] | Spectrum [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(1,205)	(1,205)
Ending balance	(1,205)	(1,205)
Intangible Assets with Finite Life [Member] | Others [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	737
Ending balance	₱ 871	₱ 737
Intangible Assets with Finite Life [Member] | Others [Member] | Bottom of range [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Estimated useful lives (in years)	5 years	5 years
Remaining useful lives (in years)	3 years	3 years
Intangible Assets with Finite Life [Member] | Others [Member] | Top of range [member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Estimated useful lives (in years)	10 years	10 years
Remaining useful lives (in years)	10 years	10 years
Intangible Assets with Finite Life [Member] | Others [Member] | Costs [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	₱ 1,689	₱ 1,321
Additions during the year	217	366
Translation and other adjustments		2
Ending balance	1,906	1,689
Intangible Assets with Finite Life [Member] | Others [Member] | Accumulated depreciation, impairment and amortization [Member]
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Beginning balance	(952)	(899)
Amortization during the year	82	54
Translation and other adjustments	1	(1)
Ending balance	₱ (1,035)	₱ (952)